Schedule of Investments
March 31, 2024 (unaudited)
AmericaFirst Risk-On Risk-Off Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 92.01%

Aerospace and Defense - 1.16%
RTX Corp.	598	58,323

Aluminum - 2.56%
Alcoa Corp.	3,822	129,145

Banks - 6.04%
Nu Holdings Ltd. (2)	25,551	304,823

Biological Products - 2.59%
Coherus BioSciences, Inc.	54,805	130,984

Biotechnology - 22.37%
Aldeyra Therapeutics, Inc.	12,000	39,240
Gritstone Bio, Inc.	119,643	307,483
Monte Rosa Therapeutics, Inc.	43,715	308,191
Omega Therapeutics, Inc.	43,045	157,114
TG Therapeutics, Inc.	20,845	317,052

		1,129,080

Gambling - 4.09%
DraftKings, Inc.	4,545	206,388

IT Services - 1.95%
International Business Machines Corp.	515	98,344

Interactive Media Services - 4.15%
Alphabet, Inc. Class A	369	55,693
Meta Platforms Inc. Class A	317	153,929

		209,622

Internet Content & Information - 1.70%
Reddit, Inc.	1,735	85,570

Internet Retail - 2.85%
Alibaba Group Holding Ltd. ADS	1,987	143,779

Pharmaceuticals - 10.45%
Eli Lilly & Co.	348	270,730
Novo Nordisk A/S	2,000	256,800

		527,530

Retail Catalog & Mail-Order Houses - 3.34%
Amazon.com, Inc. (2)	936	168,836

Semiconductors - 4.47%
NVIDIA Corp.	250	225,890

Semiconductors & Related Devices - 7.39%
Atomera, Inc.	5,037	31,028
Broadcom, Inc.	85	112,660
Micron Technology, Inc.	1,947	229,532

		373,220

Services-Computer Processing & Data Preparation - 1.99%
Kyndryl Holdings, Inc.	4,614	100,401

Services-Prepackaged Software - 3.50%
Adobe, Inc. (2)	350	176,610

Software- 11.42%
CrowdStrike Holdings, Inc.	365	117,015
Microsoft Corp.	447	188,062
Oracle Corp.	1,380	173,342
Palantir Technologies, Inc.	4,257	97,954

		576,373

Total Common Stock	(Cost $ 3,850,597)	4,644,918

Money Market Registered Companies - 10.36%

Federated Hermes Institutional Prime Obligations Fund - Institutional Class, 5.37% (4)	522,969	522,969

Total Money Market Registered Investment Companies	(Cost $ 522,969)	522,969

Total Investments - 102.37%	(Cost $ 4,305,771)	5,167,887

Liabilities in Excess of Other Assets - -2.37%		(119,782)

Total Net Assets - 100.00%		5,048,105

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 28, 2024 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$5,167,887	$0
Level 2 - Other Significant Observable Inputs	$0	$0
Level 3 - Significant Unobservable Inputs	$0	$0
Total	$5,167,887	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(4) Variable rate security; the rate shown represents the yield at March 28, 2024.